Stock Options	6 Months Ended
Jun. 30, 2011
Stock Options [Abstract]
Stock Options [Text Block]
5.	Stock Options

On December 30, 2010, the Company adopted a stock option plan named 2010 Stock Option Plan (the “Plan”), the purpose of which is to provide incentives to key employees, officers, directors, consultants, and agents of the Company for high levels of performance and to reward unusual efforts which increase the earnings and long-term growth of the Company. Prior to grant of options under the Plan, there were 10,000,000 shares of common stock available for issuance under the Plan.

During the six months ended June 30, 2011, the Company granted 350,000 stock options with an exercise price of $0.25 per share. Of the 350,000 stock options, 250,000 stock options are exercisable until December 30, 2020 and 100,000 stock options are exercisable until February 1, 2021. Of the 350,000 stock options, 100,000 stock options vest on June 28, 2011, 50,000 stock options vest on August 1, 2011, 75,000 stock options vest on December 28, 2011, 25,000 stock options vest on January 1, 2012, 75,000 stock options vest on June 28, 2012 and 25,000 stock options vest on August 1, 2012. The fair value for these stock options was estimated at the date of grant using the Black-Scholes option-pricing model assuming a weighted average expected life of 9.83 years, a risk-free rate of 3.47%, an expected volatility of 247%, and a 0% dividend yield. The weighted average fair value of stock options granted was $0.018 per share. During the six months ended June 30, 2011, the Company recorded stock-based compensation of $45,855 as general and administrative expense and $5,575 as management fees.

A summary of the Company’s stock option activity is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
	#	$	#	$

Outstanding, December 31, 2010	1,350,000	0.25	10.00	–

Granted	350,000	0.25

Outstanding, June 30, 2011	1,700,000	0.25	9.51	–

Exercisable, June 30, 2011	–	–	–	–

A summary of the status of the Company’s non-vested stock options as of June 30, 2011, and changes during the six months ended June 30, 2011, is presented below:

Non-vested options	Number of Options	Weighted Average Grant Date Fair Value
	#	$

Non-vested at December 31, 2010	1,350,000	0.011

Granted	350,000	0.018
Vested	–	–

Non-vested at June 30, 2011	1,700,000	0.015

At June 30, 2011, there was $10,094 of unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Plan. There was $Nil intrinsic value associated with the outstanding options at June 30, 2011.

At June 30, 2011 there were 500,000 warrants issued and outstanding with an exercise price of $0.15.  The expiration date is January 15, 2012.